10-Q Property, plant and equipment, net - Summary of property, plant and equipment, net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment, net
Property, plant and equipment, gross	$ 840,037	$ 854,009	$ 803,360
Less: Accumulated depreciation	(330,884)	(333,623)	(260,756)
Property, plant and equipment, net	509,153	520,386	542,604
Land
Property, plant and equipment, net
Property, plant and equipment, gross	12,937	12,937	7,616
Building and improvements
Property, plant and equipment, net
Property, plant and equipment, gross	553,285	548,388	499,279
Furniture and fixtures
Property, plant and equipment, net
Property, plant and equipment, gross	109,485	108,750	86,606
Machinery and equipment
Property, plant and equipment, net
Property, plant and equipment, gross	139,437	133,648	114,904
Information technology
Property, plant and equipment, net
Property, plant and equipment, gross	1,105	27,668	27,376
Construction in progress
Property, plant and equipment, net
Property, plant and equipment, gross	$ 23,788	$ 22,618	$ 67,579